Contingent liabilities and commitments - Details of contingent liabilities and commitments (Details) ₩ in Millions		12 Months Ended
		Dec. 31, 2024 KRW (₩) Cases	Mar. 25, 2025 KRW (₩)	Dec. 31, 2023 KRW (₩) Cases
Disclosure of contingent liabilities [line items]
Total of guarantees	[1]	₩ 16,611,262		₩ 13,793,301
Loan commitments		133,863,588		126,829,192
Other commitments	[2]	6,564,353		7,339,952
Provisions for litigations		23,233		28,581
Unsecured bank loans received		1,992,030		2,485,853
financial guarantees		4,156,790		3,661,656
litigation value		₩ 862,669		₩ 513,863
Number of litigation cases | Cases		871		603
Oncheon Park
Disclosure of contingent liabilities [line items]
Amount of project limit trust account		₩ 110,500
Commitments in the real estate PF		386,500
Okjeong
Disclosure of contingent liabilities [line items]
Commitments in the real estate PF		476,500
Tangjeong Myeon
Disclosure of contingent liabilities [line items]
Commitments in the real estate PF		384,680
Project Financing Loan Amounts		546,000
Woori Asset Trust | Oncheon Park
Disclosure of contingent liabilities [line items]
Amount of utilised in trust account		45,200
Commitments in the real estate PF		287,000
Unused limit of borrowings		165,911
Subsequent Events
Disclosure of contingent liabilities [line items]
Penaltiies Payable Under Personal Information Protection Act			₩ 13,451
Guarantee for loans
Disclosure of contingent liabilities [line items]
Total of guarantees		60,571		₩ 58,205
Acceptances
Disclosure of contingent liabilities [line items]
Total of guarantees		617,599		467,964
Guarantees in acceptances of imported goods
Disclosure of contingent liabilities [line items]
Total of guarantees		75,265		74,916
Other confirmed guarantees
Disclosure of contingent liabilities [line items]
Total of guarantees		10,337,850		8,050,815
Confirmed guarantees
Disclosure of contingent liabilities [line items]
Total of guarantees		11,091,285		8,651,900
Local letters of credit
Disclosure of contingent liabilities [line items]
Total of guarantees		167,580		161,608
Letters of credit
Disclosure of contingent liabilities [line items]
Total of guarantees		3,213,170		2,873,350
Other unconfirmed guarantees
Disclosure of contingent liabilities [line items]
Total of guarantees		1,558,187		1,516,585
Unconfirmed guarantees
Disclosure of contingent liabilities [line items]
Total of guarantees		4,938,937		4,551,543
Commercial paper purchase commitments and others
Disclosure of contingent liabilities [line items]
Total of guarantees		₩ 581,040		₩ 589,858
Other contingent liabilities
Disclosure of contingent liabilities [line items]
Description of nature of obligation, contingent liabilities		1) Responsible completion type management land trust is a trust that bears the obligation of responsible completion when the construction company fails to fulfill the obligation of responsible completion, and the obligation to compensate losses to the lending financial institution if Woori Asset Trust, a subsidiary, fails to fulfill the obligation of responsible completion. As of December 31, 2024, Woori Asset Trust, a subsidiary, has committed to fulfill responsibility for the completion of 7 projects (including completed projects), including knowledge industry center in Tangjeong-myeon, Asan-si, Chungcheongnam-do. the initial total limit of PF (Project Financing) loans from PF lending financial institutions invested in the responsible completion type management land trust business (including completion) is 546,000 million Won. After deduction of limits and other adjustments, the total limit of the PF lending financial institution is 384,680 million Won and the amount of PF loans is 354,830 million Won. As of December 31, 2024, Woori Asset Trust has committed to fulfill responsibility for the completion of 5 projects (excluding completed project), including an officetel in the Okjeong district, Yangju-si, Gyeonggi-do. As of December 31, 2024, the initial total limit of PF (Project Financing) loans from PF lending financial institutions invested in the responsible completion type management land trust business (excluding completion) is 476,500 million Won and the amount of PF loans is 310,580 million Won. Regarding these commitment about the responsibility for completion, additional losses may occur. However, since the possibility and amount of loss cannot be reliably estimated, these impacts have not been reflected in the financial statements at the end of the current period. Meanwhile, Woori Asset Trust Co., Ltd. has failed to fulfill the responsibility of the completion of 4 projects (excluding completion) including Oncheon park in Oncheon-dong, Busan. The total amount of PF limit from PF lending financial institutions invested in projects is 386,500 million Won and the amount of PF loans is 241,980 million Won. The PF limit may be subject to change during the project progress due to reasons such as limit deductions. The total amount of trust account limit for projects is 110,500 million Won and the amount utilized in the trust account is 80,535 million Won. The trust account limit may be subject to change during the project progress due to reasons such as limit deductions. As of December 31, 2024, Woori Asset Trust has 4 cases (including completion), such as Oncheon park in Oncheon-dong, Busan, where our company’s guaranteed completion deadlines have passed. As of December 31, 2024, the total PF limit of the PF loan financial institutions invested in the concerned project is 287,000 million Won and the PF loan amount is 137,530 million Won. The PF limit may be subject to change during the project progress due to reasons such as limit deductions. The total amount of trust account limit for projects is 45,200 million Won and the amount utilized in the trust account is 39,266 million Won. The trust account limit may be subject to change during the project progress due to reasons such as limit deductions. 2) Also, as of December 31, 2024, Woori Asset Trust, a subsidiary, may lend a trust account for a part of the total project cost in relation to 33 debt-type land trust contracts including Boutique Terrace Hotel in Woo-dong, Haeundae-gu, Busan. The maximum loan amount (unused limit) is 165,911 million Won. Whether or not Woori Asset Trust lends a trust account in relation to the relevant businesses is not an unconditional payment obligation, and it is determined by considering overall matters such as the unique account and the fund balance plan of each trust business. 3) Pursuant to some contracts related to asset securitization, as of December 31, 2024, Woori Card, a subsidiary, utilizes various prerequisites as triggering events causing early redemption, limiting risks that investors bear due to change in asset quality. Breach of such triggering clause leads to an early redemption of the securitized bonds. 4) During the prior period, there was an investigation by Fair Trade Commission regarding Loan-To-Value ratio. Woori Bank, a subsidiary, received the review report in January 2024, but cannot reasonably estimate its impact on consolidated financial statements. 5) In March 2025, the Personal Information Protection Commission imposed a fine of 13,451 million Won on Woori Card Co., Ltd., a subsidiary of the Group, in accordance with the Personal Information Protection Act, regarding the personal credit information leakage of merchants representatives occured between January and April 2024.
Other contingent liabilities | Oncheon Park
Disclosure of contingent liabilities [line items]
Amount of project limit trust account		₩ 80,535
Project Financing Loan Amounts		241,980
Other contingent liabilities | Okjeong
Disclosure of contingent liabilities [line items]
Project Financing Loan Amounts		310,580
Other contingent liabilities | Tangjeong Myeon
Disclosure of contingent liabilities [line items]
Project Financing Loan Amounts		354,830
Other contingent liabilities | Woori Asset Trust | Oncheon Park
Disclosure of contingent liabilities [line items]
Amount of utilised in trust account		39,266
Project Financing Loan Amounts		₩ 137,530

[1]	Includes financial guarantees of 3,661,656 million Won and 0 million Won as of December 31, 2023 and December 31, 2024, respectively.
[2]	As of December 31, 2023 and 2024, the amount of unsecured bills (purchase bills sales) and etc. are 2,485,853 million won and 1,992,030 million won, respectively.